Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Notional and carrying amount of the hedging instrument
Nominal Amount	$ 783,017	$ 965,673
Carrying amount of the hedging instrument, Asset	27,778	11,157
Carrying amount of the hedging instrument, Liability	(9,211)	(14,675)
Cross currency swaps
Notional and carrying amount of the hedging instrument
Carrying amount of the hedging instrument, Asset	25,947	10,125
Carrying amount of the hedging instrument, Liability	(3,848)	(10,197)
Foreign exchange forwards
Notional and carrying amount of the hedging instrument
Carrying amount of the hedging instrument, Asset	0	625
Carrying amount of the hedging instrument, Liability	(3,589)	(2,575)
Interest rate swaps
Notional and carrying amount of the hedging instrument
Carrying amount of the hedging instrument, Asset	1,831	407
Carrying amount of the hedging instrument, Liability	(1,774)	(1,903)
Fair value hedges
Notional and carrying amount of the hedging instrument
Carrying amount of the hedging instruments, Asset	4,687	10,532
Carrying amount of the hedging instruments, Liability	(4,081)	(9,332)
Fair value hedges | Interest rate risk
Notional and carrying amount of the hedging instrument
Nominal Amount	85,667	398,333
Carrying amount of the hedging instruments, Asset	1,831	407
Carrying amount of the hedging instruments, Liability	(233)	(805)
Fair value hedges | Interest rate and foreign exchange risk
Notional and carrying amount of the hedging instrument
Nominal Amount	344,489	346,844
Carrying amount of the hedging instruments, Asset	2,856	10,125
Carrying amount of the hedging instruments, Liability	(3,848)	(8,527)
Cash flow hedges
Notional and carrying amount of the hedging instrument
Carrying amount of the hedging instruments, Asset	23,091	625
Carrying amount of the hedging instruments, Liability	(5,130)	(5,320)
Cash flow hedges | Interest rate risk
Notional and carrying amount of the hedging instrument
Nominal Amount	60,000	123,000
Carrying amount of the hedging instruments, Asset	0	0
Carrying amount of the hedging instruments, Liability	(1,541)	(1,098)
Cash flow hedges | Interest rate and foreign exchange risk
Notional and carrying amount of the hedging instrument
Nominal Amount	221,508	23,025
Carrying amount of the hedging instruments, Asset	23,091	0
Carrying amount of the hedging instruments, Liability	0	(1,670)
Cash flow hedges | Foreign exchange risk
Notional and carrying amount of the hedging instrument
Nominal Amount	71,353	72,391
Carrying amount of the hedging instruments, Asset	0	625
Carrying amount of the hedging instruments, Liability	$ (3,589)	(2,552)
Foreign exchange forwards | Foreign exchange risk
Notional and carrying amount of the hedging instrument
Nominal Amount		2,080
Carrying amount of the hedging instruments, Asset		0
Carrying amount of the hedging instruments, Liability		$ (23)